Subsequent Events (Details)							1 Months Ended	6 Months Ended
	Sep. 23, 2021 USD ($)	Aug. 19, 2021 $ / shares shares	Jul. 30, 2021 USD ($)	Jul. 29, 2021 USD ($)	Jul. 15, 2021 USD ($) T $ / shares	Feb. 24, 2021 USD ($)	Feb. 28, 2021 $ / shares shares	Jun. 30, 2021 USD ($) shares	Jun. 30, 2020 shares
Subsequent Event [Line Items]
Vessel acquisition cost								$ 684,000
Subsequent Events
Subsequent Event [Line Items]
Sentenced for fine amount	$ 2,000
Refinancing Agreement | Subsequent Events
Subsequent Event [Line Items]
Loan maturity amount			$ 460
Frequency period				11 equal consecutive quarterly instalments
Quarterly installments				$ 1,861.6
Balloon installments				$ 26,522
Kamsarmax Dry Bulk Vessel, 2011 Built | Subsequent Events
Subsequent Event [Line Items]
DWT (in tonnes) | T					82,165
Vessel acquisition cost					$ 22,000
Advance payment					$ 4,400
Percent of advances paid					20.00%
Common Stock
Subsequent Event [Line Items]
Shares purchased in tender offer | shares							6,000,000	6,000,000	4,118,337
Shares repurchase price per share | $ / shares							$ 2.50
Common Stock | Subsequent Events
Subsequent Event [Line Items]
Shares purchased in tender offer | shares		3,333,333
Shares repurchase price per share | $ / shares		$ 4.50
Restricted Stock [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Value, Restricted Stock Award, Gross						$ 15,904,000
Preferred Stock Series B | Subsequent Events
Subsequent Event [Line Items]
Dividends payable on series B preferred stock, per share | $ / shares					$ 0.5546875
Dividends payable on series B preferred stock, current					$ 1,442
Dividends Payable, Date of Record					Jul. 14, 2021